TAXES PAYABLES	12 Months Ended
Dec. 31, 2019
TAXES PAYABLES
TAXES PAYABLES

NOTE 17 –TAXES PAYABLES

	As of December 31,
	2019	2018
Current
Income tax	35	18
Other national taxes	2,564	1,040
Provincial taxes	301	2,233
Municipal taxes	413	276
	3,313	3,567

Non-current
Provincial taxes	14	40
	14	40
Total taxes payables	3,327	3,607

Information on the composition of Income tax benefit (expense) included in the consolidated financial statements is disclosed Note 16.